GENERAL (Tables)	12 Months Ended
Dec. 31, 2015
Business Acquisition [Line Items]
Schedule of Discontinued Operations
	Year ended December 31,
	2015	2014	2013

Revenues	$-	$-	$67,865

Cost of revenues	-	-	54,996

Gross profit	-	-	12,869

Operating costs and expenses:
Selling and marketing	-	-	7,753
General and administrative	-	-	11,758

Total operating expenses	-	-	19,511

Operating loss	-	-	(6,642)
Loss from disposal of subsidiary	(200)	(795)	(1,385)
Financial income (expenses), net	-	-	(255)

Loss before taxes on income	(200)	(795)	(8,282)

Taxes on income	-	-	38

Loss	$(200)	$(795)	$(8,320)